Income tax (Schedule of Components of Income Tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax
Current income tax liabilities	$ 0	$ 57,329
Total current tax liabilities		57,329
Current income tax charge	(32,893)	(108,040)	$ (107,740)
Deferred income tax benefit (charge) (Note 16)	33,909	(37,752)	4,299
Income tax	$ 1,016	$ (145,792)	$ (103,441)